Related Party Transactions - Summary of Key Management Compensation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 3	¥ 5	¥ 9
Directors and Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	2	4	1
Senior Management [member]
Disclosure of transactions between related parties [Line Items]
Compensation paid or payable to key management for employee services	¥ 1	¥ 1	¥ 8